Impairment and Other Charges	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Heliogen, Inc. [Member]
Impairment and Other Charges [Line Items]
Impairment and Other Charges

Note 10—Impairment and Other Charges

Impairment and other charges consisted of the following:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Property, plant and equipment	$—	$3,354	$—	$3,354
Operating lease right-of-use asset	—	—	861	—
Manufacturing Facility closing costs	—	161	112	161
Severance costs	94	613	276	645
Total impairment and other charges	$94	$4,128	$1,249	$4,160

Operating Lease Right-of-Use Asset Impairment

During the six months ended June 30, 2025, we recorded a right-of-use asset impairment of $0.9 million associated with the Pasadena Office Lease. Refer to Note 6—Leases—Pasadena, California for additional information.

Manufacturing Facility Closure

In May 2024, the Company made the strategic decision to implement a targeted plan, which included a workforce reduction, the closing of its Manufacturing Facility and a reduction in third-party costs. These actions were intended to further reduce structural costs and operating expenses and better align the Company’s operating structure for commercialization with a technology-centric business model. Costs and charges related to the implementation of the Company’s targeted plan, were accrued when probable and reasonably estimable or at the time of program announcement.

Management concluded that the actions of the targeted plan constituted a triggering event and as a result, we performed an impairment assessment for our long-lived assets, including right-of-use assets. During the second quarter of 2024, we recorded impairments of $3.4 million to property, plant and equipment related to leasehold improvements, machinery and equipment and other fixed assets located at our Manufacturing Facility. Additionally, in the second quarter of 2024, we recorded severance costs of $0.6 million related to employee transition, severance and related benefits, primarily associated with the workforce reduction mentioned above and recorded reorganization costs of $0.2 million associated with closing our Manufacturing Facility.

During the six months ended June 30, 2025, the Company incurred $0.1 million of costs associated with the lease termination in connection to the targeted plan, bringing the total impairment and other charges incurred since May 2024 to $5.2 million. Refer to Part II, Item 8, Note 13—Impairments and Other Charges—Manufacturing Facility Closure in our Annual Report for additional information about the impairment and other charges recorded during the year ended December 31, 2024.

As of December 31, 2024, the Company had a liability of $0.3 million associated with closing the Manufacturing Facility, which was included in accrued expenses and other current liabilities on our consolidated balance sheets and was fully paid on the effective date of the Long Beach Lease termination in February 2025.

Reorganization Costs

During the three and six months ended June 30, 2025, we recorded severance costs of $0.1 million and $0.3 million, respectively, related to employee severance and related benefits. As of June 30, 2025, we had $0.2 million accrued for employee severance and related benefits, which is included in accrued expenses and other current liabilities on our consolidated balance sheets.

Note 13 — Impairment and Other Charges

Impairment and other charges consisted of the following:

	Year Ended December 31,
$ in thousands	2024	2023
Property, plant and equipment	$3,354	$—
Operating lease right-of-use assets	1,352	—
Manufacturing Facility closing costs	300	—
Cloud computing arrangements(1)	—	1,484
Collaboration Warrants(2)	—	5,282
Goodwill	—	1,008
Severance costs	2,018	1,160
Total impairment and other charges	$7,024	$8,934
(1)	Prior to the impairment, cloud computing arrangements were included in other long-term assets on our consolidated balance sheets.
(2)	Prior to the impairment, Collaboration Warrants of $1.6 million was included in prepaid and other current assets and $3.7 million was included in Collaboration Warrants, non-current on our consolidated balance sheets.

Manufacturing Facility Closure

In May 2024, the Company made the strategic decision to implement a targeted plan, which included a workforce reduction, the closing of its Manufacturing Facility and a reduction in third-party costs. These actions were intended to further reduce structural costs and operating expenses and better align the Company’s operating structure for commercialization with a technology-centric business model. Costs and charges related to the implementation of the Company’s targeted plan, were accrued when probable and reasonably estimable or at the time of program announcement. In connection with the targeted plan, the Company incurred a total of $5.1 million impairment and other charges during the year ended December 31, 2024 consisting of the below charges.

Management concluded that the actions of the targeted plan constituted a triggering event and as a result, we performed an impairment assessment for our long-lived assets, including right-of-use assets. During the second quarter of 2024, we recorded impairments of $3.4 million to property, plant and equipment related to leasehold improvements, machinery and equipment and other fixed assets located at our Manufacturing Facility. Additionally, in the second quarter of 2024, we recorded severance costs of $0.6 million related to employee transition, severance and related benefits, primarily associated with the workforce reduction mentioned above.

During the year ended December 31, 2024, the Company recorded a right-of-use asset impairment of $0.8 million associated with the termination of the Long Beach Lease and costs of $0.3 million associated with closing our Manufacturing Facility. Refer to Note 9 — Leases — Long Beach, California for additional information.

As of December 31, 2024, the Company has a liability of $0.3 million associated with closing the Manufacturing Facility, which is included in accrued expenses and other current liabilities on our consolidated balance sheets and was fully paid on the effective date of the Long Beach Lease termination.

Asset Impairments

During the year ended December 31, 2024, we recorded total right-of-use asset impairments of $1.4 million, of which $0.8 million was associated with the Long Beach Lease, as mentioned above, and the remainder $0.5 million was associated with the Texas Steam Plant Lease. Refer to Note 9 — Leases — Plains, Texas for additional information.

As of December 31, 2023, management concluded that the Company’s liquidity position and forecast of operating results and cash flows at the time constituted a triggering event and as a result, we performed an impairment assessment for our long-lived assets, including right-of-use assets. While the Company continued to believe in the long-term commercial viability of our products and technology, we also believed that we would continue to incur losses for a longer period than was originally estimated and would require additional cash investment before we could generate positive cash flow. As a result, during the fourth quarter of 2023, we recorded impairments of $1.5 million to fully impair the remaining book value of our cloud computing implementation costs and $5.3 million to fully impair the remaining book value of our Collaboration Warrants.

Goodwill Impairment

During the first quarter of 2023, we assessed our goodwill for impairment due to a sustained decrease in the Company’s market capitalization. The Company concluded that it was more likely than not that the fair value of its reporting unit was less than its carrying amount as of March 31, 2023. As a result, we fully impaired goodwill and recorded an impairment of $1.0 million during the first quarter of 2023.

Reorganization Costs

During the year ended December 31, 2024, we recorded total severance costs of $2.0 million related to employee severance and related benefits, of which $0.6 million was associated with the Manufacturing Facility closing, as mentioned above, and the remainder $1.4 million was associated with various workforce reductions throughout the year.

In February 2023, the Company initiated a strategic plan to respond to market feedback, streamline our operations, and improve our financial condition. As a result, during the year ended December 31, 2023, we recorded severance costs of $1.2 million for employee severance and related benefits.